Subsequent Event (Details Narrative) - USD ($)		12 Months Ended
	May 08, 2020	Jun. 30, 2018	Mar. 31, 2020	Mar. 02, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Apr. 16, 2018	Mar. 09, 2018
Ownership interest percentage				17.86%
Common stock, shares outstanding			376,275,500		376,275,500	376,275,500	376,275,500
Value of additional shares issued		$ 2,925,500
Purchased price per shares								$ 0.0001	$ 1.00
Mr. How Kok Choong [Member]
Common stock, shares outstanding			2,500,000
Subsequent Event [Member] | Share Exchange Agreement [Member] | Mr. How Kok Choong [Member]
Issuance of common stock shares	162,694
Common stock, shares outstanding	376,438,194
Percentage of common stock shares issued and outstanding	0.0432%
Value of additional shares issued	$ 1,057,508
Purchased price per shares	$ 6.50
Subsequent Event [Member] | Share Exchange Agreement [Member] | Mr. How Kok Choong [Member] | Agape Superior Living Sdn Bhd [Member]
Payments to acquire ordinary shares	$ 9,590,596
Ordinary shares no par value
Ownership interest percentage	99.99%
Purchase consideration value	$ 1,714,003